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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-01424

AIM Equity Funds (Invesco Equity Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:       10/31

Date of reporting period:       1/31/18

Item 1. Schedule of Investments.

Invesco Charter Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2018

invesco.com/us	CHT-QTR-1 03/18	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.00%

Aerospace & Defense–2.75%

General Dynamics Corp.	185,949	$41,369,934
United Technologies Corp.	471,752	65,106,493
		106,476,427

Air Freight & Logistics–1.48%

FedEx Corp.	218,644	57,389,677

Airlines–1.10%

Delta Air Lines, Inc.	749,798	42,566,032

Apparel, Accessories & Luxury Goods–1.32%

LVMH Moet Hennessy Louis Vuitton S.E. (France)	162,828	51,063,333

Auto Parts & Equipment–1.44%

Aptiv PLC	587,458	55,738,015

Biotechnology–5.31%

Biogen Inc. (b)	231,829	80,632,444
BioMarin Pharmaceutical Inc. (b)	285,324	25,744,785
Celgene Corp. (b)	469,732	47,518,089
Shire PLC -ADR	370,209	51,844,068
		205,739,386

Cable & Satellite–2.88%

Comcast Corp. -Class A	2,626,674	111,712,445

Casinos & Gaming–1.27%

Wynn Resorts Ltd.	297,930	49,334,229

Consumer Finance–2.53%

American Express Co.	988,927	98,299,344

Data Processing & Outsourced Services–1.41%

Mastercard Inc. -Class A	323,060	54,597,140

Distillers & Vintners–1.48%

Diageo PLC (United Kingdom)	1,596,060	57,388,628

Diversified Banks–2.95%

Svenska Handelsbanken AB -Class A (Sweden)	3,435,774	49,988,133
U.S. Bancorp	1,126,268	64,354,954
		114,343,087

Diversified Capital Markets–1.16%

UBS Group AG (Switzerland)	2,224,199	45,167,467

Electronic Manufacturing Services–1.26%

TE Connectivity Ltd.	475,816	48,785,414

Footwear–1.56%

NIKE, Inc. -Class B	887,252	60,528,331

	Shares	Value

General Merchandise Stores–1.47%

Dollar General Corp.	551,257	$56,845,622

Health Care Equipment–1.11%

Zimmer Biomet Holdings, Inc.	338,265	43,000,247

Health Care Facilities–1.99%

HCA Healthcare, Inc. (b)	762,761	77,160,903

Health Care Supplies–1.31%

DENTSPLY SIRONA Inc.	837,538	50,930,686

Home Improvement Retail–1.48%

Home Depot, Inc. (The)	284,787	57,213,708

Hotels, Resorts & Cruise Lines–1.02%

Carnival Corp.	552,151	39,539,533

Household Appliances–1.08%

Whirlpool Corp.	230,475	41,812,775

Industrial Conglomerates–2.92%

Honeywell International Inc.	357,697	57,113,480
Siemens AG (Germany)	369,162	55,987,714
		113,101,194

Industrial Machinery–3.21%

Illinois Tool Works Inc.	329,922	57,297,554
Stanley Black & Decker Inc.	404,190	67,188,503
		124,486,057

Insurance Brokers–1.74%

Marsh & McLennan Cos., Inc.	807,374	67,431,876

Integrated Oil & Gas–1.68%

Suncor Energy, Inc. (Canada)	1,801,230	65,294,588

Internet & Direct Marketing Retail–1.64%

Priceline Group Inc. (The) (b)	33,221	63,520,213

Internet Software & Services–7.72%

Alphabet Inc. -Class C (b)	119,035	139,263,808
eBay Inc. (b)	2,014,235	81,737,656
Facebook, Inc. -Class A (b)	418,035	78,126,561
		299,128,025

IT Consulting & Other Services–3.08%

Cognizant Technology Solutions Corp. -Class A	1,533,104	119,551,450

Life & Health Insurance–3.18%

AIA Group Ltd. (Hong Kong)	14,373,200	123,427,456

Life Sciences Tools & Services–2.31%

Thermo Fisher Scientific, Inc.	399,635	89,562,200

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

	Shares	Value

Multi-Sector Holdings–1.77%

Berkshire Hathaway Inc. -Class A (b)	212	$68,555,511

Oil & Gas Equipment & Services–1.53%

Halliburton Co.	1,101,780	59,165,586

Oil & Gas Exploration & Production–1.72%

Concho Resources Inc. (b)	424,341	66,808,247

Pharmaceuticals–2.65%

Allergan PLC	360,529	64,988,958
Merck & Co., Inc.	636,765	37,728,326
		102,717,284

Property & Casualty Insurance–2.25%

Progressive Corp. (The)	1,614,529	87,346,019

Railroads–0.98%

Norfolk Southern Corp.	251,109	37,887,326

Regional Banks–1.72%

First Republic Bank	744,741	66,691,557

Semiconductors–3.80%

Analog Devices, Inc.	643,567	59,130,936
QUALCOMM Inc.	601,808	41,073,396
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5,375,019	47,105,624
		147,309,956

Systems Software–4.70%

Microsoft Corp.	793,721	75,411,432
Oracle Corp.	2,073,123	106,952,416
		182,363,848

Wireless Telecommunication Services–1.04%

Vodafone Group PLC -ADR (United Kingdom)	1,248,837	40,237,528
Total Common Stocks & Other Equity Interests (Cost $2,371,113,224)		3,450,218,350

	Shares	Value

Money Market Funds–10.87%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	147,535,075	$147,535,075
Invesco Liquid Assets Portfolio – Institutional Class, 1.48% (c)	105,370,185	105,391,259
Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	168,611,515	168,611,515
Total Money Market Funds (Cost $421,528,884)		421,537,849
TOTAL INVESTMENTS IN SECURITIES–99.87% (Cost $2,792,642,108)		3,871,756,199
OTHER ASSETS LESS LIABILITIES–0.13%		4,854,303
NET ASSETS–100.00%		$3,876,610,502

Investment Abbreviations:
ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Charter Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Charter Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended January 31, 2018, there were transfers from Level 1 to Level 2 of $123,427,456 and from Level 2 to Level 1 of $49,988,133, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,279,685,270	$170,533,080	$—	$3,450,218,350
Money Market Funds	421,537,849	—	—	421,537,849
Total Investments	$3,701,223,119	$170,533,080	$—	$3,871,756,199

Invesco Charter Fund

Invesco Diversified Dividend Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2018

invesco.com/us	DDI-QTR-1 03/18	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.27%

Aerospace & Defense–1.81%

General Dynamics Corp.	1,319,381	$293,535,885
Raytheon Co.	730,107	152,548,556
		446,084,441

Air Freight & Logistics–1.35%

United Parcel Service, Inc. -Class B	2,622,657	333,916,689

Apparel Retail–0.77%

TJX Cos., Inc. (The)	2,378,975	191,079,272

Apparel, Accessories & Luxury Goods–0.87%

Columbia Sportswear Co.	1,388,853	103,705,653
Tapestry, Inc.	2,368,376	111,408,407
		215,114,060

Asset Management & Custody Banks–0.74%

Federated Investors, Inc. -Class B	3,874,846	134,379,659
Legg Mason, Inc.	1,146,288	48,854,795
		183,234,454

Brewers–1.72%

Heineken N.V. (Netherlands)	3,772,794	423,959,381

Consumer Finance–1.70%

American Express Co.	4,232,059	420,666,665

Data Processing & Outsourced Services–1.02%

Automatic Data Processing, Inc.	2,036,421	251,762,728

Electric Utilities–10.30%

American Electric Power Co., Inc.	4,778,425	328,660,072
Duke Energy Corp.	4,428,067	347,603,259
Entergy Corp.	5,593,899	440,183,912
Exelon Corp.	15,416,407	593,685,834
PPL Corp.	17,830,434	568,255,932
SSE PLC (United Kingdom)	14,249,865	263,925,896
		2,542,314,905

Electrical Components & Equipment–2.60%

ABB Ltd. (Switzerland)	11,558,979	322,290,217
Emerson Electric Co.	4,434,405	320,297,073
		642,587,290

Fertilizers & Agricultural Chemicals–0.42%

Nutrien Ltd. (Canada)(b)	1,984,046	103,799,480

Food Distributors–1.40%

Sysco Corp.	5,516,540	346,824,870

General Merchandise Stores–2.03%

Target Corp.	6,662,117	501,124,441

	Shares	Value

Health Care Equipment–0.74%

Stryker Corp.	1,109,982	$182,458,841

Hotels, Resorts & Cruise Lines–0.53%

Accor S.A. (France)	2,284,364	130,032,338

Household Products–3.17%

Kimberly-Clark Corp.	2,809,861	328,753,737
Procter & Gamble Co. (The)	5,255,638	453,771,785
		782,525,522

Housewares & Specialties–0.33%

Newell Brands, Inc.	3,072,847	81,246,075

Human Resource & Employment Services–0.50%

Robert Half International, Inc.	2,123,625	122,915,415

Industrial Conglomerates–0.92%

Siemens AG (Germany)	1,496,568	226,971,957

Industrial Machinery–2.08%

Flowserve Corp. (c)	7,830,559	354,880,934
Pentair PLC (United Kingdom)	2,213,971	158,298,926
		513,179,860

Integrated Oil & Gas–5.04%

Royal Dutch Shell PLC -Class B (United Kingdom)	5,519,180	195,867,195
Suncor Energy, Inc. (Canada)	14,793,939	535,949,530
TOTAL S.A. (France)	8,863,318	513,651,178
		1,245,467,903

Integrated Telecommunication Services–5.34%

AT&T Inc.	18,621,881	697,389,443
BT Group PLC (United Kingdom)	84,438,629	306,248,699
Deutsche Telekom AG (Germany)	17,897,135	313,847,515
		1,317,485,657

Motorcycle Manufacturers–1.01%

Harley-Davidson, Inc.	5,149,994	249,568,709

Movies & Entertainment–0.84%

Time Warner Inc.	2,175,803	207,462,816

Multi-Line Insurance–2.92%

Hartford Financial Services Group, Inc. (The)	12,256,855	720,212,800

Multi-Utilities–4.57%

Consolidated Edison, Inc.	4,595,299	369,278,228
Dominion Energy, Inc.	5,872,555	448,898,104
Sempra Energy	2,889,572	309,241,995
		1,127,418,327

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

	Shares	Value

Oil & Gas Equipment & Services–0.80%

Baker Hughes, a GE Co.	6,158,972	$198,010,950

Oil & Gas Exploration & Production–1.76%

ConocoPhillips	7,397,809	435,065,147

Packaged Foods & Meats–7.81%

Campbell Soup Co.	6,890,922	320,772,419
Danone S.A. (France)	1,965,033	169,453,815
General Mills, Inc.	13,705,818	801,653,295
Kraft Heinz Co. (The)	4,060,155	318,275,550
Mondelez International, Inc. -Class A	7,171,554	318,416,998
		1,928,572,077

Paper Packaging–2.36%

Avery Dennison Corp.	1,157,001	141,940,883
International Paper Co.	5,024,489	315,839,379
Sonoco Products Co.	2,280,821	123,871,388
		581,651,650

Personal Products–0.78%

L’Oreal S.A. (France)	848,483	192,876,010

Pharmaceuticals–6.06%

Bayer AG (Germany)	1,957,064	256,138,442
Bristol-Myers Squibb Co.	7,043,493	440,922,662
Eli Lilly and Co.	4,361,259	355,224,545
Johnson & Johnson	1,467,509	202,795,069
Merck & Co., Inc.	4,057,419	240,402,076
		1,495,482,794

Property & Casualty Insurance–1.12%

Travelers Cos., Inc. (The)	1,837,908	275,539,167

Regional Banks–7.84%

Cullen/Frost Bankers, Inc.	1,519,897	161,732,240
Fifth Third Bancorp	9,558,623	316,390,421
KeyCorp	10,358,099	221,663,319
M&T Bank Corp.	2,399,985	457,869,138
PNC Financial Services Group, Inc. (The)	2,207,419	348,816,350
Zions Bancorp.	7,929,152	428,412,083
		1,934,883,551

Restaurants–0.77%

Darden Restaurants, Inc.	1,986,683	190,423,566

Soft Drinks–2.64%

Coca-Cola Co. (The)	13,674,012	650,746,231

Specialized REITs–1.60%

Weyerhaeuser Co.	10,542,405	395,761,884

Tobacco–2.01%

Altria Group, Inc.	2,810,408	197,684,099
Philip Morris International Inc.	2,795,443	299,755,353
		497,439,452
Total Common Stocks & Other Equity Interests (Cost $16,787,501,182)		22,285,867,375

	Shares	Value

Money Market Funds–9.25%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (d)	799,131,922	$799,131,922
Invesco Liquid Assets Portfolio –Institutional Class, 1.48% (d)	570,757,423	570,871,575
Invesco Treasury Portfolio – Institutional Class, 1.22% (d)	913,293,625	913,293,625
Total Money Market Funds (Cost $2,283,240,047)		2,283,297,122
TOTAL INVESTMENTS IN SECURITIES–99.52% (Cost $19,070,741,229)		24,569,164,497
OTHER ASSETS LESS LIABILITIES–0.48%		117,624,307
NET ASSETS–100.00%		$24,686,788,804

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of January 31, 2018 represented 1.44% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive		(Depreciation)
03/09/2018	CIBC World Markets Corp.	EUR	201,222,353	USD	246,754,947	$(3,636,042)
03/09/2018	Goldman Sachs International	EUR	204,165,245	USD	250,383,968	(3,669,007)
03/09/2018	JPMorgan Chase Bank, N.A.	EUR	201,222,353	USD	246,868,738	(3,522,250)
03/09/2018	RBC Capital Markets Corp.	EUR	201,222,353	USD	246,855,558	(3,535,431)
Total Forward Foreign Currency Contracts—Currency Risk						$(14,362,730)

Abbreviations:
EUR — Euro
USD — United States Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Diversified Dividend Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the three months ended January 31, 2018, there were transfers from Level 1 to Level 2 of $937,610,559 and from Level 2 to Level 1 of $578,428,659, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$21,152,389,621	$1,133,477,754	$—	$22,285,867,375
Money Market Funds	2,283,297,122		—	2,283,297,122
Total Investments in Securities	23,435,686,743	1,133,477,754	—	24,569,164,497
Other Investments - Liabilities*
Forward Foreign Currency Contracts		(14,362,730)	—	(14,362,730)
Total Investments	$23,435,686,743	$1,119,115,024	$—	$24,554,801,767
*	Unrealized appreciation (depreciation).

Invesco Diversified Dividend Fund

NOTE 3 — Investments in Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates

(excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value 10/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 01/31/18	Dividend Income
Flowserve Corp.	$331,055,603	$12,815,055	$—	$11,010,276	$—	$354,880,934	$1,487,806

Invesco Diversified Dividend Fund

Invesco Summit Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2018

invesco.com/us	SUM-QTR-1 03/18	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.96%

Aerospace & Defense–3.39%

Northrop Grumman Corp.	57,335	$19,524,287
Raytheon Co.	155,237	32,435,219
Teledyne Technologies Inc. (b)	142,189	27,146,724
		79,106,230

Airlines–0.41%

Southwest Airlines Co.	158,424	9,632,179

Application Software–1.83%

salesforce.com, inc. (b)	375,535	42,777,192

Biotechnology–2.85%

Alexion Pharmaceuticals, Inc. (b)	181,408	21,645,602
Amgen Inc.	27,933	5,196,935
Celgene Corp. (b)	392,561	39,711,471
		66,554,008

Cable & Satellite–3.01%

Altice USA, Inc. -Class A (b)(c)	199,681	4,287,151
Charter Communications, Inc. -Class A (b)	82,142	30,988,070
Comcast Corp. -Class A	284,734	12,109,737
DISH Network Corp. -Class A(b)	489,370	22,951,453
		70,336,411

Coal & Consumable Fuels–0.04%

Peabody Energy Corp. (b)	23,035	930,844

Commodity Chemicals–0.87%

Westlake Chemical Corp.	179,618	20,224,987

Communications Equipment–0.30%

Palo Alto Networks, Inc. (b)	45,060	7,113,622

Consumer Electronics–1.79%

Sony Corp. (Japan)	871,200	41,704,534

Data Processing & Outsourced Services–6.53%

Mastercard Inc. -Class A	421,742	71,274,398
Visa Inc. -Class A	465,124	57,782,354
Worldpay, Inc. -Class A (b)	289,638	23,260,828
		152,317,580

Diversified Banks–0.46%

Bank of America Corp.	337,984	10,815,488

Diversified Support Services–0.66%

Cintas Corp.	91,660	15,440,127

Electronic Equipment & Instruments–0.60%

Keysight Technologies, Inc. (b)	298,257	13,934,567

	Shares	Value

Environmental & Facilities Services–1.29%

Waste Connections, Inc.	157,496	$11,311,363
Waste Management, Inc.	212,044	18,751,051
		30,062,414

Financial Exchanges & Data–1.33%

Intercontinental Exchange, Inc.	275,433	20,337,973
London Stock Exchange Group PLC (United Kingdom)	110,616	6,167,455
S&P Global Inc.	25,261	4,574,767
		31,080,195

General Merchandise Stores–0.63%

Dollar General Corp.	142,739	14,719,246

Health Care Equipment–1.74%

Baxter International Inc.	80,780	5,818,583
Boston Scientific Corp. (b)	647,785	18,112,069
Intuitive Surgical, Inc. (b)	38,874	16,780,740
		40,711,392

Home Entertainment Software–9.83%

Activision Blizzard, Inc.	789,379	58,516,665
Electronic Arts Inc. (b)	481,162	61,088,328
Nintendo Co., Ltd. (Japan)	100,400	44,216,991
Sea Ltd. -ADR (Singapore)(b)	705,027	8,643,631
Take-Two Interactive Software, Inc. (b)	449,818	56,978,446
		229,444,061

Home Improvement Retail–3.77%

Home Depot, Inc. (The)	176,588	35,476,529
Lowe’s Cos., Inc.	500,490	52,416,318
		87,892,847

Hotels, Resorts & Cruise Lines–2.43%

Norwegian Cruise Line Holdings Ltd. (b)	577,805	35,095,876
Royal Caribbean Cruises Ltd.	162,509	21,703,077
		56,798,953

Industrial Gases–0.34%

Praxair, Inc.	48,886	7,894,600

Industrial Machinery–1.00%

Middleby Corp. (The) (b)	102,450	13,959,837
Stanley Black & Decker Inc.	56,502	9,392,327
		23,352,164

Internet & Direct Marketing Retail–8.96%

Amazon.com, Inc. (b)	117,988	171,187,609
Netflix Inc. (b)	38,042	10,282,753
Priceline Group Inc. (The) (b)	14,478	27,682,660
		209,153,022

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Internet Software & Services–16.23%

Alibaba Group Holding Ltd. -ADR (China)(b)	330,145	$67,445,322
Alphabet Inc. -Class A (b)	10,293	12,168,590
Alphabet Inc. -Class C (b)	142,063	166,205,186
Facebook, Inc. -Class A (b)	712,431	133,146,230
		378,965,328

Investment Banking & Brokerage–1.18%

E*TRADE Financial Corp. (b)	432,599	22,797,967
Lazard Ltd. -Class A	79,544	4,658,892
		27,456,859

Life Sciences Tools & Services–1.39%

PRA Health Sciences, Inc. (b)	211,901	19,295,705
Thermo Fisher Scientific, Inc.	58,340	13,074,577
		32,370,282

Managed Health Care–3.04%

UnitedHealth Group Inc.	299,859	71,000,614

Movies & Entertainment–0.92%

IMAX Corp. (b)	415,962	8,256,846
Vivendi S.A. (France)	450,100	13,204,424
		21,461,270

Oil & Gas Equipment & Services–0.05%

Halliburton Co.	21,722	1,166,471

Oil & Gas Exploration & Production–0.78%

Cimarex Energy Co.	46,415	5,207,763
Newfield Exploration Co. (b)	90,191	2,855,447
Parsley Energy, Inc. -Class A (b)	433,775	10,237,090
		18,300,300

Packaged Foods & Meats–4.67%

Blue Buffalo Pet Products, Inc. (b)	458,414	15,576,908
Lamb Weston Holdings, Inc.	295,589	17,321,515
Marine Harvest ASA (Norway)	1,036,566	17,907,347
Mondelez International, Inc. -Class A	314,530	13,965,132
Pinnacle Foods Inc.	128,184	7,939,717
Tyson Foods, Inc. -Class A	476,083	36,234,677
		108,945,296

Personal Products–0.12%

Estee Lauder Cos. Inc. (The) -Class A	20,703	2,794,077

Pharmaceuticals–1.79%

Allergan PLC	63,471	11,441,283
Zoetis Inc.	394,865	30,297,991
		41,739,274

Regional Banks–0.28%

SVB Financial Group (b)	26,512	6,536,534

Research & Consulting Services–0.15%

Equifax Inc.	27,817	3,475,178

	Shares	Value

Restaurants–0.45%

Jack in the Box Inc.	36,987	$3,365,447
Papa John’s International, Inc. (c)	35,828	2,324,879
Texas Roadhouse, Inc.	81,756	4,800,712
		10,491,038

Semiconductor Equipment–2.25%

Applied Materials, Inc.	383,073	20,544,205
ASML Holding N.V. -New York Shares (Netherlands)	157,534	31,973,101
		52,517,306

Semiconductors–2.42%

Broadcom Ltd.	81,776	20,282,901
Integrated Device Technology, Inc. (b)	893,972	26,729,763
NVIDIA Corp.	38,877	9,555,967
		56,568,631

Soft Drinks–0.35%

Monster Beverage Corp. (b)	85,361	5,824,181
PepsiCo, Inc.	19,164	2,305,429
		8,129,610

Specialized Consumer Services–0.51%

Service Corp. International	299,499	11,970,975

Specialized REIT’s–0.99%

Crown Castle International Corp.	119,526	13,478,947
SBA Communications Corp. -Class A (b)	55,660	9,712,670
		23,191,617

Specialty Chemicals–0.99%

Sherwin-Williams Co. (The)	55,634	23,205,498

Systems Software–2.60%

Microsoft Corp.	524,976	49,877,970
ServiceNow, Inc. (b)	71,871	10,699,436
		60,577,406

Technology Hardware, Storage & Peripherals–3.52%

Apple Inc.	490,674	82,153,548

Trading Companies & Distributors–1.03%

Watsco, Inc.	133,565	24,013,651

Wireless Telecommunication Services–0.19%

T-Mobile US, Inc. (b)	67,862	4,417,816
Total Common Stocks & Other Equity Interests (Cost $1,218,818,806)		2,333,445,242

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Money Market Funds–0.00%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (d)	5	$5
Invesco Treasury Portfolio – Institutional Class, 1.22% (d)	6	6
Total Money Market Funds (Cost $11)		11

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.96% (Cost $1,218,818,817)		2,333,445,253

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.22%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (Cost $5,082,200) (d)(e)	5,082,200	$5,082,200
TOTAL INVESTMENTS IN SECURITIES–100.18% (Cost $1,223,901,017)		2,338,527,453
OTHER ASSETS LESS LIABILITIES–(0.18)%		(4,183,232)
NET ASSETS–100.00%		$2,334,344,221

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2018.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Summit Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco Summit Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Summit Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended January 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,229,616,370	$103,828,872	$—	$2,333,445,242
Money Market Funds	5,082,211	—	—	5,082,211
Total Investments	$2,234,698,581	$103,828,872	$—	$2,338,527,453

Invesco Summit Fund

Item 2.	Controls and Procedures.

(a)	As of February 14, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 14, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	March 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.